SHARE-BASED PAYMENT (Details 12) (USD $)	6 Months Ended	12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2013	Feb. 28, 2013	Feb. 28, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Aug. 31, 2013 Warrant [Member]	Aug. 31, 2012 Warrant [Member]	Aug. 31, 2013 Warrant [Member]	Aug. 31, 2012 Warrant [Member]	Feb. 28, 2013 Warrant [Member]	Feb. 29, 2012 Warrant [Member]	Feb. 28, 2011 Warrant [Member]	Feb. 28, 2010 Warrant [Member]
Warrants outstanding beginning									19,171,104
Granted	2,600,635	3,326,668		9,816,775	11,445,683				875,000		10,222,330	2,177,724	11,762,087
Exercised		(602,092)	(1,203,065)		(1,991,153)						(1,000,000)	(1,833,920)	(4,943,939)
Forfeited and expired	(2,567,830)	(5,503,863)		(2,298,024)	(499,257)				(181,250)		(838,867)	(237,144)	(1,800,178)
Outstanding ending							19,864,854		19,864,854
Warrants vested and expected to vest Ending							19,864,854		19,864,854
Exercisable	9,781,617						18,931,523		18,931,523
Weighted Average Exercise Price Beginning									$ 1.32
Granted	$ 0.41	$ 1.35		$ 2.79	$ 1.85				$ 0.7		$ 0.82	$ 2.58	$ 2.7
Exercised		$ 0.51		$ 1.03	$ 0.68						$ 1	$ 1.17	$ 0.93
Forfeited and expired	$ 2.19	$ 2.31		$ 3.07	$ 1.63				$ 1.24		$ 2.48	$ 3.9	$ 1.37
Weighted Average Exercise Price Ending	$ 1.38	$ 2.00		$ 2.09	$ 1.68	$ 1.51	$ 1.30		$ 1.30		$ 1.32	$ 1.86	$ 1.63	$ 1.6
Weighted Average Exercise Price Exercisable	$ 1.55	$ 1.97					$ 1.31		$ 1.31		$ 1.32
Average remaining contractual term	2 years 11 months 30 days	2 years 11 months 27 days		4 years 26 days	4 years 6 months 22 days	5 years 2 months 12 days	5 years	3 years	3 years 2 months 28 days	3 years	1 year 6 months 11 days	2 years 9 months 18 days	1 year 10 months 13 days	1 year 8 months 1 day
Average remaining contractual term exercisable	2 years 3 months	2 years 7 months 13 days							2 years 11 months		3 years 5 months 27 days
Average remaining contractual term beginning									3 years 6 months 10 days